SCHEDULE OF REVENUES BY PRODUCT CATEGORIES (Details) - USD ($)	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue from External Customer [Line Items]
Total revenue	$ 18,176,369	$ 12,245,507
Traditional Pet Products [Member]
Revenue from External Customer [Line Items]
Total revenue	7,137,899	7,610,266
Intelligent Pet Products [Member]
Revenue from External Customer [Line Items]
Total revenue	9,902,154	3,383,666
Climbing Hooks and Others [Member]
Revenue from External Customer [Line Items]
Total revenue	794,749	769,199
Product [Member]
Revenue from External Customer [Line Items]
Total revenue	17,834,802	11,763,131
Dyeing Services [Member]
Revenue from External Customer [Line Items]
Total revenue	312,676	482,376
Service, Other [Member]
Revenue from External Customer [Line Items]
Total revenue	28,891
Service [Member]
Revenue from External Customer [Line Items]
Total revenue	$ 341,567	$ 482,376